Share Repurchase Programs (Details 2) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended		12 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended	1 Months Ended	7 Months Ended	12 Months Ended
	Aug. 31, 2011 2011 Repurchase Program	Jun. 30, 2010 2010 Repurchase Program	Dec. 31, 2011 2010 Repurchase Program	Nov. 30, 2009 2009 Repurchase Program	Dec. 31, 2009 2009 Repurchase Program	Dec. 31, 2010 2009 Repurchase Program	May 31, 2008 2008 Repurchase Program	Dec. 31, 2008 2008 Repurchase Program	Dec. 31, 2009 2008 Repurchase Program
Share repurchase program
Maximum authorization under share repurchase program	$ 4,000,000,000	$ 2,000,000,000		$ 2,000,000,000			$ 2,000,000,000
Repurchase of common stock (in shares)			56.4		16.1	42.4		0.6	57.0
Repurchase of common stock			$ 2,000,000,000		$ 500,000,000	$ 1,500,000,000		$ 23,000,000	$ 2,000,000,000